Document and Entity Information	9 Months Ended
Mar. 31, 2020
Cover [Abstract]
Entity Registrant Name	Piedmont Lithium Ltd
Entity Central Index Key	0001728205
Current Fiscal Year End Date	--06-30
Document Type	6-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2020